UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  06-30-2011
Check here if Amendment [ ]; Amendment Number: ______ This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Bedlam Asset Management plc Address: 20 Abchurch Lane, London,
EC4N 7BB, UK
Form 13F File Number: 28-____________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Michael Comras
Title:  Chief Compliance Officer
Phone: +44 20 7648 4325
Signature, Place, and Date of Signing:
____________________________________  London, U.K.  08-08-2011
[Signature]       [City, State]  [Date]
Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
	 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: __________0___________ Form
13F Information Table Entry Total: _________19____________ Form
13F Information Table Value Total: _____ 190,309 ____________
 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE



COLUMN 1 NAME OF ISSUER AGNICO EAGLE MINES LTD BRISTOL MYERS SQUIBB
CO CF INDS HLDGS INC CHECKPOINT SYS INC COTT CORP QUE GOLDCORP INC
NEW KANSAS CITY SOUTHERN KIMBERLY CLARK CORP MOBILE TELESYSTEMS OJSC PFIZER INC SARA LEE CORP SK TELECOM LTD WD-40 CO YAMANA GOLD INC SOUTHWESTERN ENERGY ULTRA PETROLEUM MEDTRONIC INC SHUFFLE MASTER INC
WMS INDS INC  COLUMN 2 TITLE OF CLASS COM COM COM COM COM COM COM NEW
COM SPONSORED ADR COM COM SPONSORED ADR COM COM COM COM COM COM COM
COLUMN 3 CUSIP 008474 10 8 110122 10 8 125269 10 0 162825 10 3 22163N
10 6 380956 40 9 485170 30 2 494368 10 3 607409 10 9 717081 10 3 803111
 10 3 78440P 10 8 929236 10 7 98462Y 10 0 845467 10 9 903914 10 9 585055
 10 6 825549 10 8 929297 10 9 COLUMN 4 COLUMN 6 INVESTMENT DISCRETION FORM 13F INFORMATION TABLE COLUMN 5 VALUE (x$1000) SHRS OR PRN AMT SH/ PRN PUT/ CALL 15,071 238,723 SH SOLE 15,025 518,817 SH SOLE 11,626 82,064
 SH SOLE 16,288 286,514 SH SOLE 9,516 1,131,557 SH SOLE 9,973 206,616
 SH SOLE 12,429 209,495 SH SOLE 280 4,214 SH SOLE 9,412 494,830 SH SOLE
 15,157 735,782 SH SOLE 23,971 1,262,292 SH SOLE 473 25,300 SH SOLE 289
 7,400 SH SOLE 17,119 1,471,963 SH SOLE 12,365 288,373 SH SOLE
 12,587 274,830 SH SOLE 304 7,900 SH SOLE 4,768 509,696 SH SOLE
 3,656 119,004 SH SOLE  COLUMN 7 OTHER MANAGER  SOLE SHARED NONE
 COLUMN 8 VOTING AUTHORITY 238,723 518,817 82,064 286,514 1,131,557
 206,616 209,495 4,214 494,830 735,782 1,262,292 25,300 7,400
 1,471,963 288,373 274,830 7,900 509,696 119,004